BASIS OF PRESENTATION AND GOING CONCERN	9 Months Ended
Sep. 30, 2011
BASIS OF PRESENTATION AND GOING CONCERN
1. BASIS OF PRESENTATION AND GOING CONCERN
The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the United States Securities and Exchange Commission for interim financial information which includes condensed financial statements. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position and results of operations and should be read in conjunction with the Annual Report, Form 10-K for the year ended December 31, 2010.

It is management's opinion that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

CUI Global, Inc. (formerly known as Waytronx, Inc.) is a platform company dedicated to maximizing shareholder value through the acquisition, development and commercialization of new, innovative technologies. Through its subsidiaries, CUI Global has built a diversified portfolio of industry leading technologies that touch many markets.

Effective May 16, 2008, CUI Global, Inc. formed a wholly owned subsidiary, Waytronx Holdings, Inc., to acquire the assets of CUI, Inc., a Tualatin, Oregon based provider of electronic components including power supplies, transformers, converters, connectors and industrial controls for Original Equipment Manufacturers (OEMs). The wholly owned subsidiary was renamed CUI, Inc. following the close of the acquisition. Through the acquisition of CUI, Inc., the Company obtained 352,589 common shares (representing a 11.54% and 10.47% interest at September 30, 2011 and 2010, respectively) in Test Products International, Inc., a provider of handheld test and measurement equipment. Since its inception in 1989, CUI has been delivering quality products, extensive application solutions and superior personal service. CUI's solid customer commitment and honest corporate message are a hallmark in the industry.

Through CUI’s capabilities and extensive contacts throughout Asia, this acquisition allows CUI Global to continue to identify, acquire and commercialize new proprietary technologies. CUI Global will use CUI’s market partners and global distribution capabilities to bring other products to market, including the Novum Digital Power Modules, Solus Power Topology, Vergence GASPT2 and other proprietary devices, described below. CUI’s testing and R&D capabilities allow CUI Global to commercialize and prototype its products more efficiently and economically.

CUI defines its product into three categories: components including connectors, speakers and buzzers; control solutions including encoders and sensors; and power solutions known as V-Infinity. These offerings provide a technology architecture that addresses power and related accessories to industries ranging from consumer electronics to defense and alternative energy.

Effective July 1, 2009, CUI Global acquired CUI Japan (formerly Comex Instruments, Ltd.) and 49% of Comex Electronics Ltd. Both companies are Japanese based.  CUI Japan provides test and measurement systems and electronic components and Comex Instruments is a DSP provider of digital to analog and analog to digital test and measurement systems for OEM research and development. Effective July 1, 2011, CUI Global entered into an agreement to divest the 49% ownership of Comex Electronics as of July 1, 2011, as such, the operations of Comex Electronics are reported as discontinued operations for the current and comparable periods.  CUI Global will continue to maintain its 100% ownership of CUI Japan.

The accompanying financial statements have been prepared on the assumption that CUI Global will continue as a going concern. As reflected in these financial statements, CUI Global had an accumulated deficit of $73,486,649 and working capital deficit from continuing operations of $1,139,628 as of September 30, 2011. The ability to continue as a going concern is dependent upon the ability to bring additional technologies and products to market, generate increased sales, obtain positive cash flow from operations and raise additional capital. The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

We will continue to raise additional capital to provide sufficient cash to meet the funding required to develop and commercialize our technology product lines. As we continue to expand and develop technology and product lines, additional funding may be required. There have been negative cash flows from operations and incurred net losses in the past and there can be no assurance as to the availability or terms upon which additional financing and capital might be available if needed.